Note Payable	6 Months Ended
Jun. 30, 2021
Note Payable
Note 6. Note Payable

6. Note Payable

On June 18, 2021, the Company entered into a promissory note with an investor of the Company. Under the terms of the promissory note, the Company borrowed $270,000 at 7% at annual, simple interest and is obligated to pay monthly interest starting July 15, 2021 with the principal balance payable on June 15, 2022. The balance of the promissory note as of June 30, 2021 was $270,000 and interest payable related to the promissory note as of June 30, 2021 was $621. For the three and six months ended June 30, 2021, the Company incurred interest expense from the promissory note of $621.